5. INCOME TAXES (Tables)- annual (Annual Member)	12 Months Ended
Dec. 31, 2013
Annual Member
Deferred Tax Asset
Effect of net operating loss carry forward	$10,986,000
Less evaluation allowance	(10,986,000)
Net deferred tax asset	$—

Tax Expense Benefit
	Year ended
	December 31	December 31
	2013	2012
Net loss per financial statements which approximates net loss
per income tax returns	$(2,008,101)	$(88,022)
Income tax expense (benefit) applying prevailing
Federal and state income tax rates	(843,400)	(373,000)
Less valuation allowance	843,400	373,000

Net income tax expense	$—	$—